Securitizations and Variable Interest Entities	12 Months Ended
Dec. 31, 2013
Securitizations And Variable Interest Entities Disclosure [Abstract]
Securitizations and variable interest entities
Securitizations and variable interest entities

BNY Mellon’s VIEs generally include retail, institutional and alternative investment funds offered to its retail and institutional customers in which it acts as the fund’s investment manager. BNY Mellon earns management fees on these funds as well as performance fees in certain funds. It may also provide start-up capital in its new funds. These VIEs are included in the scope of ASU 2010-10 and are reviewed for consolidation based on the guidance in ASC 810, Consolidation.

BNY Mellon has other VIEs, including securitization trusts, which are no longer considered qualifying special purpose entities, and CLOs, in which BNY Mellon serves as the investment manager. In addition, we provide trust and custody services for a fee to entities sponsored by other corporations in which we have no other interest. These VIEs are evaluated under the guidance included in ASU 2009-17. BNY Mellon has two securitizations and several CLOs, which are assessed for consolidation in accordance with ASU 2009-17.

The following tables present the incremental assets and liabilities included in BNY Mellon’s consolidated financial statements, after applying intercompany eliminations, as of Dec. 31, 2013 and Dec. 31, 2012, based on the assessments performed in accordance with ASC 810 and ASU 2009-17. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital invested in the VIE by BNY Mellon.

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2013
(in millions)	Investment Management funds	Securitizations	Total consolidated investments
Available-for-sale	$—	$487	$487
Trading assets	10,397	—	10,397
Other assets	875	—	875
Total assets	$11,272	$487	$11,759
Trading liabilities	$10,085	$—	$10,085
Other liabilities	46	438	484
Total liabilities	$10,131	$438	$10,569
Non-redeemable noncontrolling interests	$783	$—	$783

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2012
(in millions)	Investment Management funds	Securitizations	Total consolidated investments
Available-for-sale	$—	$499	$499
Trading assets	10,961	—	10,961
Other assets	520	—	520
Total assets	$11,481	$499	$11,980
Trading liabilities	$10,152	$—	$10,152
Other liabilities	29	461	490
Total liabilities	$10,181	$461	$10,642
Non-redeemable noncontrolling interests	$833	$—	$833

BNY Mellon is not contractually required to provide financial or any other support to any of our VIEs. Additionally, creditors of any consolidated VIEs do not have any recourse to the general credit of BNY Mellon.
Non-consolidated VIEs

As of Dec. 31, 2013 and Dec. 31, 2012, the following assets related to the VIEs, where BNY Mellon is not the primary beneficiary, are included in our consolidated financial statements.

Non-consolidated VIEs at Dec. 31, 2013			Maximum loss exposure
(in millions)	Assets	Liabilities
Other	$134	$—	$134

Non-consolidated VIEs at Dec. 31, 2012			Maximum loss exposure
(in millions)	Assets	Liabilities
Other	$100	$—	$100

The maximum loss exposure indicated in the above tables relates solely to BNY Mellon’s seed capital or residual interests invested in the VIEs.